Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended														1 Months Ended		12 Months Ended				12 Months Ended				1 Months Ended		1 Months Ended					9 Months Ended	12 Months Ended								12 Months Ended	9 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended			12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended					1 Months Ended		12 Months Ended
	May 14, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Common Stock [Member]	May 31, 2013 Interest Rate Swaps [Member] Swap	Aug. 23, 2012 Interest Rate Swaps [Member] Swap	Sep. 30, 2013 Interest Rate Swaps [Member] Swap	Dec. 31, 2012 Interest Rate Swaps [Member] Swap	May 13, 2013 Interest Rate Swaps [Member] Minimum [Member]	May 13, 2013 Interest Rate Swaps [Member] Maximum [Member]	May 31, 2013 Interest Rate Swap One [Member]	Aug. 23, 2012 Interest Rate Swap One [Member]	May 31, 2013 Interest Rate Swap Two [Member]	Aug. 23, 2012 Interest Rate Swap Two [Member]	May 14, 2013 Revolving Credit Agreement [Member]	Apr. 05, 2013 Revolving Credit Agreement [Member]	Apr. 04, 2013 Revolving Credit Agreement [Member]	Apr. 15, 2011 Revolving Credit Agreement [Member]	Apr. 24, 2013 Term Loan B [Member]	Mar. 30, 2012 Term Loan B [Member]	Dec. 31, 2012 Term Loan B [Member]	Apr. 05, 2013 Term Loan B [Member]	Dec. 31, 2011 Term Loan B [Member]	Feb. 17, 2011 Term Loan B [Member]	Dec. 31, 2012 Term Loan B [Member] Maximum [Member]	Dec. 31, 2012 Term Loan B [Member] Federal Funds Rate [Member]	Dec. 31, 2012 Term Loan B [Member] Base Rate Loan [Member]	Dec. 31, 2012 Term Loan B [Member] LIBOR Rate Loan [Member]	May 14, 2013 Term B-2 Loans [Member]	Sep. 30, 2013 Term B-2 Loans [Member]	May 14, 2013 Term B-2 Loans [Member] Federal Funds Rate [Member]	May 14, 2013 Term B-2 Loans [Member] Base Rate Loan [Member]	May 14, 2013 Term B-2 Loans [Member] LIBOR Rate Loan [Member]	Apr. 24, 2013 Senior Notes [Member]	Dec. 31, 2009 Senior Notes [Member]	Sep. 30, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Apr. 05, 2013 Senior Notes [Member]	Mar. 30, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 01, 2009 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] Alternative Maturity Date [Member]	Dec. 31, 2011 Senior Notes [Member] Partnership Units [Member]	Dec. 31, 2009 Senior Notes [Member] Partnership Units [Member]	Dec. 31, 2011 Senior Notes [Member] Common Stock [Member]	Sep. 30, 2013 Senior Notes [Member] Prior to December 1, 2014 [Member]	Dec. 31, 2012 Senior Notes [Member] Prior to December 1, 2014 [Member]	Dec. 31, 2012 Senior Notes [Member] Prior to December 1, 2014 [Member] Equity Offering [Member]	Sep. 30, 2013 Senior Notes [Member] On or After December 1, 2014 [Member]	Dec. 31, 2012 Senior Notes [Member] On or After December 1, 2014 [Member]	Sep. 30, 2013 Senior Notes [Member] On or After December 1, 2015 [Member]	Dec. 31, 2012 Senior Notes [Member] On or After December 1, 2015 [Member]	Apr. 05, 2013 Fourth Supplemental Indenture [Member]	Apr. 05, 2013 Revolving Credit Agreement [Member]	Dec. 31, 2012 Revolving Credit Agreement [Member]	Dec. 31, 2011 Revolving Credit Agreement [Member]	Sep. 30, 2013 Revolving Credit Agreement [Member]	Dec. 31, 2012 Revolving Credit Agreement [Member] Short-Term Loans [Member]	Dec. 31, 2012 Revolving Credit Agreement [Member] Letter of Credit [Member]	Dec. 31, 2012 Revolving Credit Agreement [Member] LIBOR Rate Loan [Member]	Sep. 30, 2013 Second Supplemental Indenture [Member]	Dec. 31, 2012 Second Supplemental Indenture [Member]	Sep. 30, 2013 Second Supplemental Indenture [Member] Revised [Member]	Dec. 31, 2012 Second Supplemental Indenture [Member] Revised [Member]	Apr. 24, 2013 Senior Notes And Term B Loan [Member]	Dec. 31, 2012 Term Loan A [Member]	Apr. 05, 2013 Term Loan A [Member]	Dec. 31, 2011 Term Loan A [Member]	Feb. 17, 2011 Term Loan A [Member]	Dec. 31, 2012 Term Loan A [Member] Minimum [Member]	Dec. 31, 2012 Term Loan A [Member] Maximum [Member]	Dec. 31, 2012 Term Loan A [Member] Federal Funds Rate [Member]	Dec. 31, 2012 Term Loan A [Member] Base Rate Loan [Member]	Dec. 31, 2012 Term Loan A [Member] LIBOR Rate Loan [Member]	Feb. 17, 2011 Term Loans [Member] Tranches	Apr. 15, 2011 Term B Loan Refinanced To Term A Loan [Member]	Dec. 31, 2012 Senior Secured Credit Facilities [Member]	Dec. 31, 2012 Senior Secured Credit Facilities [Member] Subject to SEA attaining certain total leverage ratios [Member] Minimum [Member]	Dec. 31, 2012 Senior Secured Credit Facilities [Member] Subject to SEA attaining certain total leverage ratios [Member] Maximum [Member]
Debt Instrument [Line Items]
Number of tranches																																																																																2
Aggregate principal amount of debt instrument																													$ 900,000					$ 1,405,000						$ 400,000																																		$ 150,000
Amounts of outstanding long-term debt (In USD)		1,661,487		1,661,487		1,845,774	1,439,543																			1,293,774		844,043							1,401,487						260,000	400,000			400,000															0	36,000	0									152,000		159,500								17,000
Senior secured revolving credit facility existing																					192,500	172,500	172,500																																								20,000	50,000
Proceeds from issuance of debt				1,455	487,163																				500,000
Long-term debt, maturity date																														Aug. 17, 2017				May 14, 2020						Dec. 01, 2016																				Feb. 17, 2016											Feb. 17, 2016
Long-term debt																										1,293,744
Long-term debt, maturity description																										Mature on the earlier of (i) August 17, 2017 or (ii) the 91st day prior to the maturity of the Senior Notes, if more than $50 million of debt with respect to the Senior Notes is outstanding as of such date																																	The new senior secured revolving credit facility will mature on the earlier of (a) April 24, 2018 or (b) the 91st day prior to the earlier of (1) the maturity date with respect to Term A Loans with an aggregate principal amount greater than $50,000 outstanding, (2) the maturity date with respect to the Term B Loans with an aggregate principal amount greater than $150,000 outstanding, (3) the maturity date of Senior Notes (also referred to as “Mezzanine Debt”) with an aggregate principal amount greater than $50,000 outstanding and (4) the maturity date of any indebtedness incurred to refinance any of the Term A or Term B Loans or the Mezzanine Debt.
Number of days used to calculate maturity																										91 days																																	91 days
Aggregate principal amount at maturity																											150,000																50,000				50,000																									50,000
Interest rate, description																										Borrowings under the Tranche B Term Loans bear interest, at SEA's option, at a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) the Bank of America's prime lending rate and (2) the federal funds effective rate plus 1/2 of 1% or (b) a LIBOR rate determined by reference to the BBA LIBOR rate for the interest period relevant to such borrowing.								Borrowings under the Term B-2 Loans bear interest, at SEA's option, at a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) the Bank of America's prime lending rate and (2) the federal funds effective rate plus 1/2 of 1% or (b) a LIBOR rate determined by reference to the British Bankers Association ("BBA") LIBOR rate for the interest period relevant to such borrowing.																																					Borrowings related to the Tranche A Term Loans and the revolving credit facility bear interest, at SEA's option, at a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) Bank of America's prime lending rate and (2) the federal funds effective rate plus 1/2 of 1% or (b) a LIBOR rate determined by reference to the British Bankers Association ("BBA") LIBOR rate for the interest period relevant to such borrowing.
Margin for Term Loans																															0.50%	2.00%	3.00%			0.50%	1.25%	2.25%																																							0.50%	1.75%	2.75%
Basis point step-down in applicable margin, description																																		The applicable margin for the Term B-2 Loans (under either a base rate or LIBOR rate) is subject to one 25 basis point step-down upon achievement by SEA of a certain leverage ratio.																																					In the case of base rate loans, and 2.75%, in the case of LIBOR rate loans, subject to a step-down of 0.25% upon achievement of a secured leverage ratio less than or equal to 2.25 to 1.00.
Step down on applicable margin upon achievement of certain leverage ratio																																																																							0.25%
Secured leverage ratio																																																																											1.00	2.25
Debt instrument interest rate																										4.00%																																							2.92%														2.92%
Floor rate																																2.00%	1.00%				1.75%	0.75%
Quarterly installments																										3,457																																													1,875
Percentage of annual excess cash flow used to prepay outstanding loan																																																																																		50.00%	0.00%	25.00%
Percentage of net proceeds from sale of non-ordinary assets																																																																																		100.00%
Percentage of net proceeds incurrence of debt																																																																																		100.00%
Percentage of equity interest owned																																																																																		100.00%
Line of credit facility collateral description																																																																																		The Senior Secured Credit Facilities are collateralized by first priority or equivalent security interests, subject to certain exceptions, in (i) all the capital stock of, or other equity interests in, substantially all of the Company’s direct or indirect domestic subsidiaries and 65% of the capital stock of, or other equity interests in, any foreign subsidiaries and (ii) certain tangible and intangible assets of SEA and the Company. Certain financial, affirmative and negative covenants, including a maximum total net leverage ratio and minimum interest coverage ratio, are included in the Senior Secured Credit Facilities.
Percentage of capital stock																																																																																		65.00%
Discount on borrowings		17,948		17,948		21,800	21,656																		6,245																	2,798			3,512	33,950
Letter of credit available amount																																																												160,931	124,707	174,000
Duration of loan																																																															5 days
Revolving credit facility maturity date, description																																																												All amounts outstanding under the revolving credit commitment are due on February 17, 2016, except for borrowings under the short term loans, which are payable within five business days of the original borrowing.
Revolving credit facility, maturity date																																																												Feb. 17, 2016
Revolving credit facility, amount outstanding																																																												0	36,000
Revolving credit facility, interest rate																																																												2.99%	2.99%
Outstanding letters of credit		18,500		18,500		11,600
Debt instrument interest rate																																								13.50%	11.00%	11.00%		13.50%
Senior Notes redemption percentage																																							35.00%														35.00%
Redemption price for Senior Notes																																							111.00%												100.00%	100.00%	111.00%	105.50%	105.50%	102.75%	102.75%
Percent of Senior Notes principle amount used to calculate applicable premium																																																			1.00%	1.00%
Redemption of Senior Notes, description																																									Prior to December 1, 2014, the Company may redeem some or all of the Senior Notes at a price equal to 100% of the principal amount of the Senior Notes redeemed plus the Applicable Premium as of, and accrued and unpaid interest to, the redemption date, subject to the right of the holders of record on the relevant record date to receive interest due on the relevant interest payment date. The “Applicable Premium” is defined as the greater of (1) 1.0% of the principal amount of the Senior Notes and (2) the excess, if any, of (a) the present value at such redemption date of (i) the redemption price of the Senior Notes at December 1, 2014 plus (ii) all required interest payments due on the Senior Notes through December 1, 2014 (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the Treasury Rate plus 50 basis points over (b) the principal amount of the Senior Notes.	Prior to December 1, 2014, the Company may redeem some or all of the Senior Notes at a price equal to 100% of the principal amount of Senior Notes redeemed plus the Applicable Premium as of, and accrued and unpaid interest to, the redemption date, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date. The “Applicable Premium” is defined as the greater of (1) 1.0% of the principal amount of the Senior Notes and (2) the excess, if any, of (a) the present value at such redemption date of (i) the redemption price of the Senior Notes at December 1, 2014 plus (ii) all required interest payments due on the Senior Notes through December 1, 2014 (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the Treasury Rate plus 50 basis points over (b) the principal amount of the Senior Notes.
Basis points over the principal balance of the Senior Notes																																																			50	50
Debt instrument covenant leverage ratio, description																																									The Second Supplemental Indenture also increased the minimum covenant leverage ratio from 2.75 to 1.00 to 3.00 to 1.00.	The Second Supplemental Indenture also increased the minimum covenant leverage ratio from 2.75 to 1.00 to 3.0 to 1.0.
Minimum covenant leverage ratio																																																																		2.75	2.75	3.00	3.0
Discount per $1,000 of debt																																								80.72
Warrant issued in connection with senior note																																								808,000									101,000
Price per unit																																								100
Additional paid-in capital and a discount on the Senior Notes																																								5,000
Warrants exercised																																																101,000
Warrants exercised									808,000																																									808,000
Cash paid for interest		11,804	15,026	59,685	66,201	102,551	97,575	121,239
Deferred financing costs, gross						77,546	77,546
Deferred financing costs, net		34,275		34,275		44,103	39,232
Payment of financing costs						15,046	5,926
Fair value of debt																																										416,300
Discount rate																																										10.50%
Repayment of portion of Term Loan B																								37,000
Repayment of Senior Notes																																							140,000
Redemption premium included in early extinguishment of debt				15,400																																			15,400
Write-off of discounts and deferred financing costs																																																																						5,500
Basis point step down on applicable margin upon achievement of certain leverage ratio																																		25
LIBOR interest rate		3.00%		3.00%
Permitted increased commitments under the Revolving Credit Facility in aggregate principal amount																				350,000
Percent of original principal amount on effective date used to calculate aggregate annual amount which will amortize in equal quarterly installments																																		1.00%
Maximum first lien secured net leverage ratio	3.50
Written off of debt issuance cost	11,500
Capitalized fees				13,968	7,024	7,024	5,926
Increase in debt																																																										20,000
Maximum termination fee payment allowed for the Advisory Agreement termination																																																										50,000
Number of interest rate swap held										2	2	2	2
Notional amount of Interest rate swap										$ 550,000	$ 550,000	$ 550,000	$ 550,000			$ 275,000	$ 275,000	$ 275,000	$ 275,000
Maturity of interest rate swap										Sep. 30, 2016	Sep. 30, 2016
Fixed rate of interest on swaps											1.247%			1.049%	1.051%